Expendable parts and supplies	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Expendable parts and supplies
11. Expendable parts and supplies
Expendable parts and supplies are mainly related to maintenance and repair of flight equipment, and are carried at the lower of the average acquisition cost or replacement cost.

	2023	2022
Material for repair and maintenance	$111,938	$88,276
Other inventories	4,768	5,158
	116,706	93,434
Allowance for obsolescence	(102)	(102)
	$116,604	$93,332
Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $34.7 million, (2022: $25.4 million and, 2021: $22.0 million).